Quarterly portfolio holdings
John Hancock
Financial Industries Fund
U.S. equity
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 98.8%		$277,305,037
(Cost $208,637,073)
Financials 98.8%		277,305,037
Banks 50.4%
American Business Bank	64,829	4,505,616
Bank of America Corp.	174,142	9,264,354
Bank of Ireland Group PLC	408,024	8,290,008
CaixaBank SA	666,226	8,794,300
Citigroup, Inc.	98,460	11,392,807
Citizens Financial Group, Inc.	225,009	14,171,067
Coastal Financial Corp. (A)	27,048	2,590,657
Columbia Banking System, Inc.	367,465	10,818,170
Eastern Bankshares, Inc.	224,431	4,597,469
Fifth Third Bancorp	201,347	10,111,646
JPMorgan Chase & Co.	29,715	9,089,521
M&T Bank Corp.	6,658	1,475,213
NBT Bancorp, Inc.	37,859	1,682,075
Old National Bancorp	278,247	6,797,574
Pinnacle Financial Partners, Inc.	53,919	5,127,158
Popular, Inc.	64,531	8,616,824
Renasant Corp.	82,929	3,127,253
SouthState Bank Corp.	17,776	1,819,018
Sumitomo Mitsui Trust Group, Inc.	207,000	6,913,549
Wells Fargo & Company	62,016	5,611,828
Zions Bancorp NA	114,304	6,847,953
Capital markets 24.8%
Deutsche Bank AG	141,986	5,602,922
Intercontinental Exchange, Inc.	42,735	7,426,488
Jefferies Financial Group, Inc.	54,211	3,316,629
KKR & Company, Inc.	41,628	4,756,415
Marex Group PLC	104,174	4,112,790
Miami International Holdings, Inc. (A)	94,828	3,957,172
Morgan Stanley	67,254	12,294,030
Nasdaq, Inc.	84,510	8,188,174
The Carlyle Group, Inc.	148,426	8,724,480
The Charles Schwab Corp.	108,173	11,241,338
Consumer finance 6.0%
American Express Company	17,388	6,123,532
Capital One Financial Corp.	48,515	10,621,389
Financial services 5.7%
Fiserv, Inc. (A)	23,471	1,495,807
Mastercard, Inc., Class A	9,186	4,949,325
Visa, Inc., Class A	29,335	9,440,883
Insurance 11.9%
American Integrity Insurance Group, Inc. (A)	173,657	3,245,649
Bowhead Specialty Holdings, Inc. (A)	34,878	856,604
Ethos Technologies, Inc. (A)	74,593	1,122,625
NN Group NV	110,632	8,769,489
Palomar Holdings, Inc. (A)	38,299	4,733,373
The Hartford Insurance Group, Inc.	61,493	8,305,245
Unum Group	83,936	6,376,618

2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.1%			$3,183,357
(Cost $3,183,253)
Short-term funds 1.1%			3,183,357
John Hancock Collateral Trust (B)	3.5792(C)	318,215	3,183,357

Total investments (Cost $211,820,326) 99.9%	$280,488,394
Other assets and liabilities, net 0.1%	330,540
Total net assets 100.0%	$280,818,934

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	81.7%
Spain	3.1%
Netherlands	3.1%
Puerto Rico	3.1%
Ireland	3.0%
Japan	2.5%
Germany	2.0%
United Kingdom	1.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$141,644,060	$117,646,203	$23,997,857	—
Capital markets	69,620,438	64,017,516	5,602,922	—
Consumer finance	16,744,921	16,744,921	—	—
Financial services	15,886,015	15,886,015	—	—
Insurance	33,409,603	24,640,114	8,769,489	—
Short-term investments	3,183,357	3,183,357	—	—
Total investments in securities	$280,488,394	$242,118,126	$38,370,268	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	318,215	$7,008,385	$38,753,545	$(42,578,647)	$297	$(223)	$35,128	—	$3,183,357
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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